INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments October 31, 2022 (unaudited)
		Fair
	Shares	Value
COMMON STOCKS (94.9%)

Communication Services (6.2%)
AT&T Inc	140,000	2,552,200
BCE Inc	115,000	5,186,500
Verizon Communications Inc	240,000	8,968,800
		16,707,500
Consumer Discretionary (4.8%)
Genuine Parts Co	16,500	2,934,690
Home Depot Inc/The	9,000	2,665,170
McDonald's Corp	9,000	2,453,940
Whirlpool Corp	21,000	2,903,040
Target Corp	13,000	2,135,250
		13,092,090
Consumer Staples (14.2%)
British American Tobacco PLC ADR	115,000	4,556,300
Coca Cola Co/The	113,000	6,763,050
Kimberly Clark Corp	59,000	7,343,140
PepsiCo Inc	40,000	7,263,200
Philip Morris International Inc	62,000	5,694,700
Procter & Gamble Co/The	24,000	3,232,080
Altria Group Inc	80,000	3,701,600
		38,554,070
Energy (10.6%)
Coterra EnerCoterra Energy Inc	182,000	5,665,660
Pioneer Natural Resources Co	8,000	2,051,280
Diamondback Energy Inc	37,000	5,813,070
Enbridge Inc	152,000	5,920,400
Exxon Mobil Corp	83,000	9,197,230
		28,647,640
Financials (13.7%)
Allstate Corp/The	30,000	3,787,500
Morgan Stanley	60,000	4,930,200
Old Republic International Corp	110,000	2,553,100
Prudential Financial Inc	26,000	2,734,940
US Bancorp	100,000	4,245,000
BlackRock Inc	9,000	5,813,190
JPMorgan Chase & Co	78,000	9,818,640
Truist Financial Corp	73,000	3,269,670
		37,152,240
Health Care (13.9%)
Johnson & Johnson	30,000	5,219,100
Pfizer Inc	154,000	7,168,700
AbbVie Inc	121,000	17,714,400
Merck & Co Inc	76,000	7,691,200
		37,793,400
Industrials (4.8%)
Caterpillar Inc	24,000	5,195,040
Illinois Tool Works Inc	14,000	2,989,420
Lockheed Martin Corp	5,700	2,774,076
3M Co	17,000	2,138,430
		13,096,966
Information Technology (12.8%)
Intel Corp	100,000	2,843,000
International Business Machines Corp	19,000	2,627,510
QUALCOMM Inc	37,000	4,353,420
Texas Instruments Inc	32,000	5,140,160
Broadcom Inc	35,500	16,689,260
Cisco Systems Inc	66,000	2,998,380
		34,651,730
Materials (2.0%)
Air Products & Chemicals Inc	10,000	2,504,000
LyondellBasell Industries NV	39,000	2,981,550
		5,485,550
Utilities (11.9%)
American Electric Power Co Inc	77,000	6,769,840
AES Corp/The	160,000	4,185,600
Dominion Resources Inc/VA	75,000	5,247,750
Duke Energy Corp	44,000	4,099,920
Entergy Corp	51,000	5,464,140
NextEra Energy Inc	85,000	6,587,500
		32,354,750

TOTAL COMMON STOCKS (COST: $235,074,333)		$257,535,936

OTHER ASSETS LESS LIABILITIES (5.1%)		$13,964,006

NET ASSETS (100.0%)		$271,499,942

PLC - Public Limited Company
ADR - American Depositary Receipt

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2022, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Integrity Dividend Harvest Fund
Investments at cost	$235,074,333
Unrealized appreciation	$32,605,371
Unrealized depreciation	($10,143,768)
Net unrealized appreciation (depreciation)*	$22,461,603

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2022:

Integrity Dividend Harvest Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	257,535,936	0	0	257,535,936
Total	$257,535,936	$0	$0	$257,535,936